Intangible Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 37,734,771	$ 38,106,325
Balance at end of the period	35,886,434	37,734,771
Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,112,626	14,112,626
Balance at end of the period	14,112,626	14,112,626
Trademarks | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	1,267,174	1,740,001
Amortization of the year	472,827	472,827
Balance at end of the period	794,347	1,267,174
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,719,572	15,719,572
Transfers and reclassifications	(553,505)
Balance at end of the period	15,166,067	15,719,572
Concessions | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Amortization of the year	110,701
Balance at end of the period	442,804
Licenses | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	2,705,448	1,877,769
Balance at end of the period	2,797,708	2,705,448
List of subscribers | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	1,725,829	2,686,755
Balance at end of the period	799,153	1,725,829
Other intangible assets | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	1,427,850	1,186,644
Balance at end of the period	1,158,582	1,427,850
Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,112,626	14,112,626
Balance at end of the period	14,112,626	14,112,626
Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	776,272	782,958
Balance at end of the period	615,147	776,272
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,719,572	15,719,572
Balance at end of the period	15,166,067	15,719,572
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	48,880,921	47,095,200
Additions	1,781,568	2,789,090
Retirements	(603,485)	(1,095,092)
Impairment adjustments	(89,597)	(6,851)
Effect of translation	(15,520)	98,574
Balance at end of the period	49,953,887	48,880,921
Cost | Trademarks | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	1,891,306	1,891,306
Balance at end of the period	1,891,306	1,891,306
Cost | Concessions | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Transfers and reclassifications	553,505
Balance at end of the period	553,505
Cost | Licenses | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	6,504,450	5,366,912
Additions	1,222,802	2,112,768
Retirements	(257,513)	(1,026,954)
Transfers and reclassifications		(761)
Effect of translation	930	52,485
Balance at end of the period	7,470,669	6,504,450
Cost | List of subscribers | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	6,207,195	6,207,405
Effect of translation	(3,320)	(210)
Balance at end of the period	6,203,875	6,207,195
Cost | Other intangible assets | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	3,669,500	3,014,421
Additions	558,766	676,322
Retirements	(274,815)	(68,138)
Transfers and reclassifications		761
Effect of translation	(12,759)	46,134
Balance at end of the period	3,940,692	3,669,500
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,112,626	14,112,626
Balance at end of the period	14,112,626	14,112,626
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	776,272	782,958
Retirements	(71,157)
Impairment adjustments	(89,597)	(6,851)
Effect of translation	(371)	165
Balance at end of the period	615,147	776,272
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,719,572	15,719,572
Transfers and reclassifications	(553,505)
Balance at end of the period	15,166,067	15,719,572
Accumulated amortisation and impairment
Analysis of the changes in intangible assets
Balance at beginning of the period	(11,146,150)	(8,988,875)
Amortization of the year	(2,664,240)	(2,525,684)
Other amortization of the year	(504,674)	(352,654)
Retirements	(239,462)	(778,125)
Effect of translation	8,149	(57,062)
Balance at end of the period	(14,067,453)	(11,146,150)
Accumulated amortisation and impairment | Trademarks | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(624,132)	(151,305)
Amortization of the year	(472,827)	(472,827)
Balance at end of the period	(1,096,959)	(624,132)
Accumulated amortisation and impairment | Concessions | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Amortization of the year	(110,701)
Balance at end of the period	(110,701)
Accumulated amortisation and impairment | Licenses | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(3,799,002)	(3,489,143)
Amortization of the year	(1,116,080)	(979,238)
Retirements	(236,111)	(710,199)
Transfers and reclassifications	4,673
Effect of translation	1,337	(40,820)
Balance at end of the period	(4,672,961)	(3,799,002)
Accumulated amortisation and impairment | List of subscribers | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(4,481,366)	(3,520,650)
Amortization of the year	(926,676)	(960,716)
Effect of translation	3,320
Balance at end of the period	(5,404,722)	(4,481,366)
Accumulated amortisation and impairment | Other intangible assets | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(2,241,650)	(1,827,777)
Amortization of the year	(37,956)	(112,903)
Other amortization of the year	(504,674)	(352,654)
Retirements	(3,351)	(67,926)
Transfers and reclassifications	(4,673)
Effect of translation	3,492	(16,242)
Balance at end of the period	$ (2,782,110)	$ (2,241,650)